Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Thousands of Shares of Common Stock Outstanding	Thousands of Shares of Common Stock Outstanding	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning Balance (in shares) at Dec. 31, 2021			101,571,000
Beginning Balance at Dec. 31, 2021	$ 2,432,483			$ 1,053,802	$ (513,242)	$ (25,510)	$ 1,917,433
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the shareholders of Teekay Corporation	78,407				78,407
Net Income (Loss) Attributable to Noncontrolling Interest	(110,953)						110,953
Net income	189,360
Other Comprehensive Income (Loss)	1,706					1,297	409
Treasury Stock, Shares, Acquired			(3,759,000)
Stock Repurchased and Retired During Period, Value				(35,789)	(20,420)
Dividends declared	$ (15,369)
Employee stock compensation and other (in shares) (note 12)	205,000		506,000
Equity-based compensation (note 12)	$ 4,027			4,027
Consolidation, Impact of Deconsolidation of Subsidiary	(1,262,649)
Decrease from Deconsolidation						22,241
Noncontrolling Interest, Decrease from Deconsolidation							(1,284,890)
Ending Balance (in shares) at Dec. 31, 2022			98,318,000
Ending Balance at Dec. 31, 2022	1,369,606			1,022,040	(396,605)	(1,972)	746,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes to non-controlling interest from equity contributions and other	20,048				17,810		2,238
Net income attributable to the shareholders of Teekay Corporation	150,641				150,641
Net Income (Loss) Attributable to Noncontrolling Interest	(366,782)						366,782
Net income	517,423
Other Comprehensive Income (Loss)	1,972					1,972
Dividends, Common Stock		$ (42,921)					(42,921)
Treasury Stock, Value, Acquired, Cost Method	$ (50,714)
Treasury Stock, Shares, Acquired			(8,885,000)
Stock Repurchased and Retired During Period, Value				(84,311)	(33,597)
Employee stock compensation and other (in shares) (note 12)	1,210,000		1,573,000
Equity-based compensation (note 12)	$ 7,742			7,742
Ending Balance (in shares) at Dec. 31, 2023	91,006,182		91,006,000
Ending Balance at Dec. 31, 2023	$ 1,800,346			945,471	(213,193)	0	1,068,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes to non-controlling interest from equity contributions and other	2,762				(826)		(1,936)
Net income attributable to the shareholders of Teekay Corporation	133,770				133,770
Net Income (Loss) Attributable to Noncontrolling Interest	(267,849)						267,849
Net income	401,619
Other Comprehensive Income (Loss)	0
Dividends, Common Stock		$ (160,331)	$ (86,582)				(73,749)
Treasury Stock, Value, Acquired, Cost Method	$ (66,281)
Treasury Stock, Shares, Acquired			(8,020,000)
Stock Repurchased and Retired During Period, Value				(75,120)	(8,839)
Employee stock compensation and other (in shares) (note 12)	792,000		1,074,000
Equity-based compensation (note 12)	$ 6,284			6,284
Ending Balance (in shares) at Dec. 31, 2024	84,059,952		84,060,000
Ending Balance at Dec. 31, 2024	$ 1,935,167			$ 876,635	(166,872)	$ 0	1,225,404
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes to non-controlling interest from equity contributions and other	$ 46,470				$ 9,706		$ 36,764